GOING CONCERN (Details Narrative) - USD ($)	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 73,454,066	$ 28,823,273	$ 10,228,513